UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Kestrel Investment Management Corporation
Address:	411 Borel Avenue
		Suite 403
		San Mateo, CA  94402

13F File Number:	28-4060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David J. Steirman
Title:	President
Phone:	650-572-9450
Signature, Place, and Date of Signing:

David J. Steirman	San Mateo	CA	November 12, 1999

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	52

Form 13F Information Table Value Total:	$459,960

List of Other Included Managers:

                                                                    FORM 13F INFORMATION TABLE
                                                  VALUE    SHARES/   SH/   PUT/ INVSTMT OTHER          VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN   CALL DSCRETNMANAGERS  SOLE   SHARED   NONE

Advanta Corp A                    CLA  007942105     12184    833095   SH       SOLE             708700       0  124395
Alltrista Corp                    COM  020040101      8310    318100   SH       SOLE             259400       0   58700
Arnold Industries                 COM  042595108     11357    899600   SH       SOLE             774100       0  125500
Avatar Holdings                   COM  053494100      3502    184300   SH       SOLE             154000       0   30300
Castle Energy           COM PAR$0.50N  148449309      4782    281300   SH       SOLE             227100       0   54200
Chicago Title                     COM  168228104     10719    268400   SH       SOLE             218900       0   49500
CommScope Inc                     COM  203372107     29396    904500   SH       SOLE             748600       0  155900
Congoleum Cl A                    CLA  207195108       760    168800   SH       SOLE              84800       0   84000
CorVel Corp                       COM  221006109     11134    506100   SH       SOLE             412300       0   93800
Diagnostic Products               COM  252450101      5923    220900   SH       SOLE             198000       0   22900
Dress Barn                        COM  261570105      6798    370600   SH       SOLE             324800       0   45800
Echelon Intl                      COM  278747100      9828    396100   SH       SOLE             332800       0   63300
Esco Electronics          COM TR RCPT  269030201      5923    532400   SH       SOLE             424400       0  108000
Ethyl Corp                        COM  297659104      7256   1872500   SH       SOLE            1562400       0  310100
First Bancorp P R                 COM  318672102      5739    290600   SH       SOLE             230500       0   60100
First Health Group                COM  320960107      2024     90200   SH       SOLE              90200       0       0
Franklin Electric                 COM  353514102      9827    148900   SH       SOLE             117700       0   31200
Garden Ridge                      COM 36541P104       4284    590900   SH       SOLE             484400       0  106500
Georgia Gulf            COM PAR $0.01  373200203     11192    635000   SH       SOLE             561500       0   73500
Guilford Mills                    COM  401794102      7739    897300   SH       SOLE             748500       0  148800
Handleman                         COM  410252100     14975   1130200   SH       SOLE             917000       0  213200
Hardinge Inc                      COM  412324303      4487    280450   SH       SOLE             224750       0   55700
Horace Mann Educatrs              COM  440327104     14047    544200   SH       SOLE             446500       0   97700
Information Res                   COM  456905108      6140    555000   SH       SOLE             549000       0    6000
Invacare Corp                     COM  461203101     11266    575900   SH       SOLE             474000       0  101900
Jacobs Engineering                COM  469814107     14190    436600   SH       SOLE             361600       0   75000
Justin Industries                 COM  482171105      8791    619600   SH       SOLE             511200       0  108400
Landstar System Inc               COM  515098101     16583    477200   SH       SOLE             380800       0   96400
Lawson Products                   COM  520776105      7993    369600   SH       SOLE             310400       0   59200
MagneTek Inc                      COM  559424106      7489    837900   SH       SOLE             695200       0  142700
Midas                             COM  595626102     15840    768000   SH       SOLE             597300       0  170700
NCH Corp                          COM  628850109      9232    204300   SH       SOLE             168800       0   35500
Octel Corp                        COM  675727101      9873    877600   SH       SOLE             717100       0  160500
PFF Bancorp                       COM 69331W104      12198    591400   SH       SOLE             481800       0  109600
Penn-America Group                COM  707247102      3763    446000   SH       SOLE             373500       0   72500
Presidential Life Cor             COM  740884101      8122    474300   SH       SOLE             391300       0   83000
Queens County Banc                COM  748242104      9643    349058   SH       SOLE             280102       0   68956
Respironics Inc                   COM  761230101      2391    289800   SH       SOLE             254000       0   35800
Royal Appliance Mfg               COM  780076105      3988    797600   SH       SOLE             770700       0   26900
Scientific Games                  COM  808747109      4750    240500   SH       SOLE             192900       0   47600
Strattec Security                 COM  863111100      6437    183900   SH       SOLE             119800       0   64100
SunSource Inc                     COM  867948101       872    155100   SH       SOLE             120300       0   34800
TBC Corp                          COM  872180104      7952   1148800   SH       SOLE             982200       0  166600
Tanger Factory Outlt              COM  875465106      8589    376500   SH       SOLE             312300       0   64200
US Industries                     COM  912080108     13199    838000   SH       SOLE             673700       0  164300
United Stationers                 COM  913004107     15341    719800   SH       SOLE             600100       0  119700
Varian Inc                        COM  922206107     15466    871300   SH       SOLE             698100       0  173200
Varian Medical Sys                COM 92220P105       6788    310300   SH       SOLE             271700       0   38600
Wausau-Mosinee Paper              COM  943315101      2655    219000   SH       SOLE             203300       0   15700
White Mountains Ins               COM  964126106     10619     78300   SH       SOLE              62400       0   15900
Wolverine World Wide              COM  978097103     12032   1057800   SH       SOLE             866000       0  191800
XTRA Corp                         COM  984138107      5573    140200   SH       SOLE             117400       0   22800